SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
SIGNIFICANT ACCOUNTING POLICIES (Tables)
Disclosure of detailed information about the Plant and equipment are depreciated
Plant and equipment are depreciated using the following annual rates and methods:

Office equipment, furniture, and fixtures	3 years straight line balance
Computer equipment	5 years straight line balance
Mine machinery and transportation equipment	5 years straight line balance
Mill machinery and processing equipment	5 - 20 years straight line
Buildings	5 - 20 years straight line